Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets

Note 24. Intangible Assets

The Company wrote-off its intangible assets of $0.1 million during the year ended December 31, 2022. As of December 31, 2023, and 2022, the Company did not have an intangible asset balance.